RELATED PARTY TRANSACTIONS - Transactions with Cobega Companies (Details) - Cobega Companies - Entities with joint control or significant influence over entity - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 1	€ 1	€ 3
Amounts affecting cost of sales	(43)	(68)	(85)
Amounts affecting operating expenses	(8)	(10)	(14)
Total net amount affecting the consolidated income statement	(50)	(77)	€ (96)
Amounts due from	4	3
Amounts payable	€ 14	€ 16